CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) [Abstract]
Voyage Revenues	$ 154,444	$ 140,030
Voyage Expenses	(70,163)	(83,406)
Vessel Operating Expenses	(31,916)	(45,294)
General and Administrative Expenses	(7,453)	(6,480)
Depreciation Expense	(31,527)	(29,646)
Impairment Loss on Vessels	0	(2,168)
Loss Disposal of Vessels	0	(1,716)
Net Operating (Loss) Income	13,385	(28,680)
Interest Income	147	205
Interest Expense	(20,394)	(15,212)
Other Financial Expense	(2,479)	(752)
Total Other Expenses	(22,726)	(15,759)
Net Loss Before Income Taxes and Equity Loss	(9,341)	(44,439)
Income Tax Expense	0	0
Equity Loss from Associate	0	(2,422)
Net Loss	$ (9,341)	$ (46,861)
Basic Loss per Share (in dollars per share)	$ (0.07)	$ (0.33)
Diluted Loss per share (in dollars per share)	$ (0.07)	$ (0.33)
Basic Weighted Average Number of Common Shares Outstanding (in shares)	141,969,666	141,969,666
Diluted Weighted Average Number of Common Shares Outstanding (in shares)	141,969,666	141,969,666
Cash Dividends declared per share (in dollars per share)	$ 0.07	$ 0.04